Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 123	$ 10	$ 11,938,119		$ (6,300,409)	$ 5,637,843
Balance, shares at Dec. 31, 2022	1,228,846	100,000
Issuance of Class A Common Stock			56,000			56,000
Issuance of Class A Common Stock, shares	1,400
Net loss					(3,040,364)	(3,040,364)
Balance at Dec. 31, 2023	$ 123	$ 10	11,994,119		(9,340,773)	2,653,479
Balance, shares at Dec. 31, 2023	1,230,246	100,000
Issuance of Class A Common Stock	$ 7		267,782			267,789
Issuance of Class A Common Stock, shares	69,951
Net loss					(2,665,869)	(2,665,869)
Balance at Dec. 31, 2024	$ 130	$ 10	$ 12,261,901		$ (12,006,642)	$ 255,399
Balance, shares at Dec. 31, 2024	1,300,197	100,000